Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
17. Supplemental Cash Flow Information
a)Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$
Cash and cash equivalents	309,857	108,977	128,743
Restricted cash – current	3,714	2,227	2,786
Restricted cash – non-current	3,135	3,135	3,135
Current assets - discontinued operations - cash	—	101,190	220,042
Current assets - discontinued operations - restricted cash	—	11,888	8,358
Non-current assets - discontinued operations - restricted cash	—	38,103	42,826
	316,706	265,520	405,890

Excluding the Teekay Gas Business, the Company maintains or maintained, restricted cash deposits relating to certain freight forward agreements (see Note 15), for certain contracts related to the ship-to-ship transfer business and for the LNG terminal management business, prior to its sale in April 2020 (see Note 18). Attached to the LNG terminal management contracts were certain performance guarantees which were required to be issued by the Company and have now been terminated. The Company also maintains restricted cash deposits as required by the Company's obligations related to finance leases (see Note 10).

b)The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 23), for the years ended December 31, 2022, 2021 and 2020, are as follows:

	Year Ended December 31,
	2022	2021	2020
	$	$	$
Accounts receivable	(80,886)	83,460	32,760
Prepaid expenses and other	(49,556)	4,016	68,052
Accounts payable	6,291	(77,972)	(6,365)
Accrued liabilities and other	(3,441)	(44,525)	(203)
Receipts from direct financing and sales-type leases (1)	10,489	—	66,369
Asset retirement obligation expenditures	(775)	(1,419)	(17,458)
Expenditures for dry docking	(14,423)	(26,974)	(24,655)
	(132,301)	(63,414)	118,500
(1)Included in the balance for the year ended December 31, 2020 is a payment received by the Company in April 2020 as part of the bareboat charter with BP for the Petrojarl Foinaven FPSO. See Note 2.

c)Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2022, 2021 and 2020, totaled $38.7 million, $64.5 million and $82.9 million, respectively.
d)On May 11, 2020, Teekay Parent and Seapeak eliminated all of the Seapeak's incentive distribution rights, which were held by Seapeak's general partner, in exchange for the issuance to a subsidiary of Teekay Corporation of newly-issued common units of Seapeak. This transaction was treated as a non-cash transaction in the Company's consolidated statements of cash flows.
e)On March 27, 2020, Teekay Parent sold its subsidiary, Golar-Nor (UK) Ltd (or Golar-Nor), to Altera. Among the assets and liabilities of Golar-Nor that were deconsolidated concurrently with the sale, were Golar-Nor's operating lease right-of-use assets and operating lease liabilities relating to the Petroatlantic and Petronordic shuttle tankers totaling $50.7 million and $50.7 million, respectively.
f)During the years ended December 31, 2022, December 31, 2021 and December 31, 2020, the Company entered into new or extended operating leases, primarily for in-chartered vessels, which resulted in the recognition of additional operating lease right-of-use assets and operating lease liabilities of $42.9 million, $16.4 million and $0.8 million, respectively.